SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.5%

Commercial Services - 1.2%
Booz Allen Hamilton Holding Corp.	25,850	2,387,248

Communications - 1.2%
American Tower Corp.	11,800	2,533,460

Consumer Durables - 0.6%
Activision Blizzard, Inc.	16,325	1,213,600

Consumer Non-Durables - 5.9%
Constellation Brands, Inc.	11,475	2,635,578
Mondelez International, Inc.	48,800	2,675,704
PepsiCo, Inc.	21,925	3,579,476
Procter & Gamble Co.	24,950	3,149,937

		12,040,695

Consumer Services - 3.1%
McDonald’s Corp.	9,750	2,249,715
Starbucks Corp.	15,300	1,289,178
Visa, Inc.	15,530	2,758,904

		6,297,797

Electronic Technology - 14.4%
Analog Devices, Inc.	25,325	3,528,786
Apple, Inc.	82,925	11,460,235
Applied Materials, Inc.	26,250	2,150,662
Broadcom, Inc.	12,655	5,618,947
Marvell Technology, Inc.	34,300	1,471,813
Qualcomm, Inc.	8,575	968,804
Skyworks Solutions, Inc.	16,850	1,436,799
TE Connectivity, Ltd.	24,150	2,665,194

		29,301,240

Energy Minerals - 2.9%
ConocoPhillips	57,650	5,899,901

Finance - 14.5%
Alexandria Real Estate Equities, Inc.	15,350	2,151,917
American International Group, Inc.	51,875	2,463,025
Ameriprise Financial, Inc.	8,950	2,254,953
Chubb, Ltd.	9,900	1,800,612
Everest Re Group, Ltd.	9,225	2,421,009
Goldman Sachs Group, Inc.	3,850	1,128,242
MetLife, Inc.	28,475	1,730,710
Morgan Stanley	43,275	3,419,158
Realty Income Corp.	60,175	3,502,185
Regions Financial Corp.	121,150	2,431,481
Reinsurance Group of America, Inc.	15,750	1,981,507
Truist Financial Corp.	36,400	1,584,856
Wells Fargo & Co.	68,150	2,740,993

		29,610,648

Health Services - 4.2%
HCA Healthcare, Inc.	13,175	2,421,433
Quest Diagnostics, Inc.	19,150	2,349,514
UnitedHealth Group, Inc.	7,625	3,850,930

		8,621,877

Health Technology - 12.9%
Abbott Laboratories	29,050	2,810,878
Agilent Technologies, Inc.	13,850	1,683,468

Name of Issuer	Quantity	Fair Value ($)

AstraZeneca, PLC, ADR	57,850	3,172,494
Baxter International, Inc.	38,850	2,092,461
Bristol-Myers Squibb Co.	45,150	3,209,713
Johnson & Johnson	39,775	6,497,644
Medtronic, PLC	47,350	3,823,512
Thermo Fisher Scientific, Inc.	5,925	3,005,101

		26,295,271

Industrial Services - 3.2%
Jacobs Solutions, Inc.	17,000	1,844,330
Waste Management, Inc.	11,025	1,766,315
Williams Cos., Inc.	103,225	2,955,332

		6,565,977

Non-Energy Minerals - 0.5%
BHP Group, Ltd., ADR	22,475	1,124,649

Process Industries - 2.9%
Air Products & Chemicals, Inc.	13,575	3,159,310
DuPont de Nemours, Inc.	19,750	995,400
Nutrien, Ltd.	21,450	1,788,501

		5,943,211

Producer Manufacturing - 6.6%
Carlisle Cos, Inc.	9,650	2,705,957
Eaton Corp., PLC	20,000	2,667,200
General Dynamics Corp.	13,192	2,798,947
Northrop Grumman Corp.	4,975	2,339,842
Parker-Hannifin Corp.	5,175	1,253,954
Siemens AG, ADR	33,375	1,633,706

		13,399,606

Retail Trade - 4.7%
CVS Health Corp.	31,075	2,963,623
Home Depot, Inc.	7,325	2,021,260
Target Corp.	11,175	1,658,258
TJX Cos., Inc.	46,125	2,865,285

		9,508,426

Technology Services - 12.7%
Accenture, PLC	11,175	2,875,327
Alphabet, Inc. - Class A *	37,900	3,625,135
Genpact, Ltd.	56,500	2,473,005
Intuit, Inc.	5,175	2,004,381
Microsoft Corp.	50,440	11,747,476
Oracle Corp.	49,825	3,042,813

		25,768,137

Transportation - 2.0%
FedEx Corp.	8,376	1,243,585
Union Pacific Corp.	14,325	2,790,796

		4,034,381

Utilities - 6.0%
AES Corp.	44,100	996,660
Alliant Energy Corp.	47,875	2,536,896
Entergy Corp.	29,200	2,938,396
NextEra Energy, Inc.	39,400	3,089,354

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Xcel Energy, Inc.	40,375	2,584,000

		12,145,306

Total Common Stocks (cost: $186,089,071)		202,691,430

Short-Term Securities - 0.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $1,571,705)	1,571,705	1,571,705

Total Investments in Securities - 100.3% (cost $187,660,776)		204,263,135

Other Assets and Liabilities, net - (0.3)%		(675,436)

Net Assets - 100.0%		$203,587,699

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	202,691,430	—	—	202,691,430
Short-Term Securities	1,571,705	—	—	1,571,705

Total:	204,263,135	—	—	204,263,135

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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